As filed with the Securities and Exchange Commission on March 2, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 90.45%	Value
	Automobiles - 3.78%
112,395	Porsche Automobil Holding SE (b)	$9,134,023
	Automotive Parts and Accessories - Retail - 3.90%
59,135	Advance Auto Parts, Inc.	9,419,023
	Communications Equipment Manufacturing - 4.03%
144,951	Motorola Solutions, Inc.	9,723,313
	Computer and Electronic Product Manufacturing - 8.43%
81,600	Apple, Inc.	9,007,008
111,985	NCR Corp. (a)	3,263,243
13,388	Samsung Electronics Co., Ltd. (c)	8,099,740
		20,369,991
	Conglomerates - 1.72%
27,707	Berkshire Hathaway, Inc. - Class B (a)	4,160,206
	Direct Health and Medical Insurance Carriers - 1.66%
65,731	Aflac, Inc.	4,015,507
	Drug Stores - 3.86%
96,819	CVS Caremark Corp.	9,324,638
	General Merchandise Stores - 7.14%
97,295	Dollar General Corp. (a)	6,878,757
136,567	Target Corp.	10,366,801
		17,245,558
	Health and Personal Care Stores - 1.75%
137,691	Sally Beauty Holdings, Inc. (a)	4,232,621
	Information Technology Services - 3.90%
178,856	Cognizant Technology Solutions Corp. - Class A (a)	9,418,557
	Internet Media - 1.63%
17,230	Baidu, Inc. - ADR (a)	3,927,923
	Medical Equipment and Supplies - 7.23%
115,559	Baxter International, Inc.	8,469,319
168,664	DENTSPLY International, Inc.	8,984,731
		17,454,050
	Non-store Retailers - 4.18%
179,770	eBay, Inc. (a)	10,088,692
	Oil and Gas Support Services - 7.53%
67,000	Apache Corp	4,198,890
128,204	Baker Hughes, Inc.	7,188,398
79,679	Schlumberger, Ltd. (b)	6,805,383
		18,192,671
	Pharmaceutical Preparation and Manufacturing - 8.33%
53,438	Allergan, Inc	11,360,385
94,393	Novartis AG - ADR	8,746,455
		20,106,840
	Property and Casualty Insurance - 6.12%
169,745	American International Group, Inc.	9,507,418
7,732	Markel Corp. (a)	5,279,719
		14,787,137
	Rail Transportation - 0.33%
4,100	Canadian Pacific Railway Ltd. (b)	790,029
	Software Publishers - 8.38%
217,393	Microsoft Corp.	10,097,905
225,794	Oracle Corp.	10,153,956
		20,251,861

	Telecommunications - 4.35%
178,780	China Mobile Ltd. - ADR	10,515,840
	Transportation Equipment Manufacturing - 2.20%
146,714	Gentex Corp.	5,300,777

	TOTAL COMMON STOCKS (Cost $185,043,086)	218,459,257

	MONEY MARKET FUNDS - 8.59%
20,752,982	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	20,752,982
	TOTAL MONEY MARKET FUNDS (Cost $20,752,982)	20,752,982

	Total Investments in Securities (Cost $205,796,068) - 99.04%	239,212,239
	Other Assets in Excess of Liabilities - 0.96%	2,313,980
	TOTAL NET ASSETS - 100.00%	$241,526,219

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2014.

Scharf Balanced Opportunity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 69.08%	Value
	Ambulatory Health Care Services - 0.59%
4,000	Quest Diagnostics, Inc. (e)	$268,240
	Automobiles - 2.69%
15,074	Porsche Automobil Holding SE (b)	1,225,021
	Automotive Parts and Accessories - Retail - 2.92%
8,359	Advance Auto Parts, Inc.	1,331,422
	Communications Equipment Manufacturing - 2.78%
18,912	Motorola Solutions, Inc.	1,268,617
	Computer and Electronic Product Manufacturing - 5.59%
11,359	Apple, Inc.	1,253,806
15,109	NCR Corp. (a)	440,276
1,415	Samsung Electronics Co., Ltd. (c)	856,075
		2,550,157
	Conglomerates - 1.13%
3,417	Berkshire Hathaway, Inc. - Class B (a)	513,063
	Direct Health and Medical Insurance Carriers - 1.53%
11,400	Aflac, Inc.	696,426
	Drug Stores - 3.00%
14,225	CVS Caremark Corp.	1,370,010
	General Merchandise Stores - 5.47%
14,869	Dollar General Corp. (a)	1,051,238
19,013	Target Corp.	1,443,277
		2,494,515
	Health and Personal Care Stores - 1.16%
17,200	Sally Beauty Holdings, Inc. (a)	528,728
	Information Technology Services - 3.00%
26,000	Cognizant Technology Solutions Corp. - Class A (a)	1,369,160
	Investment Advisory Services - 0.55%
4,880	Oaktree Capital Group, LLC	252,930
	Internet Media - 0.94%
1,876	Baidu, Inc. - ADR (a)	427,672
	Medical Equipment and Supplies - 5.89%
18,286	Baxter International, Inc.	1,340,181
25,259	DENTSPLY International, Inc.	1,345,547
		2,685,728
	Non-store Retailers - 2.88%
23,400	eBay, Inc. (a)	1,313,208
	Oil and Gas Support Services - 5.87%
9,452	Apache Corp	592,357
16,780	Baker Hughes, Inc.	940,855
13,372	Schlumberger, Ltd. (b)	1,142,103
		2,675,315
	Pharmaceutical Preparation and Manufacturing - 5.71%
7,580	Allergan, Inc	1,611,432
10,731	Novartis AG - ADR	994,334
		2,605,766
	Property and Casualty Insurance - 4.52%
22,013	American International Group, Inc.	1,232,948
1,210	Markel Corp. (a)	826,236
		2,059,184
	Real Estate Investment Trust - 2.32%
24,062	HCP, Inc.	1,059,450
	Software Publishers - 5.75%
28,078	Microsoft Corp.	1,304,223
29,309	Oracle Corp.	1,318,026
		2,622,249
	Telecommunications - 3.12%
24,220	China Mobile Ltd. - ADR	1,424,620
	Transportation Equipment Manufacturing - 1.67%
21,020	Gentex Corp.	759,453

	TOTAL COMMON STOCKS (Cost $26,123,397)	31,500,934

	PREFERRED STOCKS - 4.37%
	Closed-End Funds - 2.30%
19,983	GDL Fund - Series B	1,003,646
1,700	General American Investors Co., Inc. - Series B	44,336
		1,047,982
	Investment Banking and Brokerage - 2.07%
48,022	Goldman Sachs Group, Inc. - Series B	944,593

	TOTAL PREFERRED STOCKS (Cost $1,969,302)	1,992,575

	ROYALTY TRUSTS - 0.30%
	Oil and Gas Support Services - 0.30%
21,800	SandRidge Permian Trust	136,686
	TOTAL ROYALTY TRUSTS (Cost $354,888)	136,686

Principal
Amount	CONVERTIBLE BONDS - 1.35%	Value
	Blucora, Inc.
$650,000	4.25%, 4/1/2019	614,250
	TOTAL CONVERTIBLE BONDS (Cost $643,927)	614,250

	CORPORATE BONDS - 1.03%
	Automotive Parts and Accessories - Retail - 0.12%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	56,082
	Computer and Electronic Product Manufacturing - 0.22%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	100,303
	Industrial Containers and Packaging - 0.23%
	Ball Corp.
100,000	5.75%, 5/15/2021	105,250
	Petroleum and Coal Products Manufacturing - 0.46%
	Murphy Oil USA, Inc.
200,000	6.00%, 8/15/2023	210,000

	TOTAL CORPORATE BONDS (Cost $473,044)	471,635

	MUNICIPAL BONDS - 2.55%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	9,704
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	87,008
135,000	7.875%, 2/1/2026, Series 2011B	152,423
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	77,823
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	146,464
25,000	5.60%, 11/1/2020	28,841
75,000	6.65%, 3/1/2022, Series 2010	92,844
420,000	7.95%, 3/1/2036, Series 2010	519,637
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/01/2020, Series 2009A	49,902
		1,164,646

	TOTAL MUNICIPAL BONDS (Cost $1,149,111)	1,164,646

	MONEY MARKET FUNDS - 21.36%
9,739,199	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	9,739,199
	TOTAL MONEY MARKET FUNDS (Cost $9,739,199)	9,739,199

	Total Investments in Securities (Cost $40,452,868) - 100.04%	45,619,925
	Liabilities in Excess of Other Assets - (0.04)%	(18,197)
	TOTAL NET ASSETS - 100.00%	$45,601,728

Schedule of Options Written
December 31, 2014 (Unaudited)

Contracts	CALL OPTIONS WRITTEN	Value
40	Quest Diagnostics, Inc.
	Expiration: January 2015, Exercise Price: $55.00	$48,600
	TOTAL CALL OPTIONS WRITTEN (Premiums received $19,326)	$48,600

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2014.
(e)	A portion of this security is pledged as collateral for written options.

Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 95.77%	Value
	Automobiles - 4.23%
6,748	Porsche Automobil Holding SE (b)	$548,391
	Automotive Parts and Accessories - Retail - 3.82%
3,110	Advance Auto Parts, Inc.	495,361
	Beverage Manufacturing - 4.28%
89,275	Ambev SA - ADR	555,291
	Communications Equipment Manufacturing - 4.07%
7,872	Motorola Solutions, Inc.	528,054
	Computer and Electronic Product Manufacturing - 8.24%
4,593	Apple, Inc.	506,975
930	Samsung Electronics Co., Ltd. (c)	562,650
		1,069,625
	Household Products - 1.59%
17,000	Hengan International Group Co., Ltd. (b)	177,680
19,000	Vinda International Holdings, Ltd. (b)	27,981
		205,661
	Information Technology Services - 3.93%
9,670	Cognizant Technology Solutions Corp. - Class A (a)	509,222
	Internet Media - 1.97%
1,123	Baidu, Inc. - ADR (a)	256,010
	Legal Services - 2.31%
3,485	Mastercard, Inc. - Class A	300,268
	Medical Equipment and Supplies - 7.74%
6,950	Baxter International, Inc.	509,365
9,285	DENTSPLY International, Inc.	494,612
		1,003,977
	Non-store Retailers - 4.36%
10,068	eBay, Inc. (a)	565,016
	Oil and Gas Support Services - 10.96%
4,844	Apache Corp.	303,573
4,885	Baker Hughes, Inc.	273,902
7,029	Halliburton Co.	276,451
6,653	Schlumberger, Ltd. (b)	568,233
		1,422,159
	Pharmaceutical Preparation and Manufacturing - 7.71%
1,162	Allergan, Inc.	247,030
5,420	Novartis AG - ADR	502,217
1,755	Valeant Pharmaceuticals International, Inc. (a)(b)	251,158
		1,000,405
	Property and Casualty Insurance - 7.41%
10,295	American International Group, Inc.	576,623
564	Markel Corp. (a)	385,122
		961,745
	Software Publishers - 9.65%
13,469	Microsoft Corp.	625,635
13,929	Oracle Corp.	626,387
		1,252,022
	Telecommunications - 9.57%
11,718	China Mobile, Ltd. - ADR	689,253
18,577	SoftBank Corp. - ADR (a)	551,737
		1,240,990
	Transportation Equipment Manufacturing - 3.93%
14,125	Gentex Corp.	510,336

	TOTAL COMMON STOCKS (Cost $11,903,636)	12,424,533

	MONEY MARKET FUNDS - 3.30%
428,486	First American Tax Free Obligations Fund - Class Z, 0.00% (d)	428,486
	TOTAL MONEY MARKET FUNDS (Cost $428,486)	428,486

	Total Investments in Securities (Cost $12,332,122) - 99.07%	12,853,019
	Other Assets in Excess of Liabilities - 0.93%	121,027
	TOTAL NET ASSETS - 100.00%	$12,974,046

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2014.

COUNTRY ALLOCATION
Country	% of Net Assets
United States	63.8%
Hong Kong	5.3%
Curacao	4.4%
Republic of Korea	4.3%
Brazil	4.3%
Japan	4.3%
Germany	4.2%
Switzerland	3.9%
Cayman Islands	3.6%
Canada	1.9%
100.0%

Note 1 – Securities Valuation

The Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2014:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,041,113	$-	$-	$29,041,113
Consumer Staples	19,691,439	-	-	19,691,439
Energy	13,993,782	-	-	13,993,782
Finance and Insurance	22,962,849	-	-	22,962,849
Healthcare	37,560,890	-	-	37,560,890
Industrial	790,029	-	-	790,029
Information Technology	53,968,332	-	-	53,968,332
Manufacturing	18,857,336	-	-	18,857,336
Mining	4,198,890	-	-	4,198,890
Retail Trade	6,878,757	-	-	6,878,757
Telecommunications	10,515,840	-	-	10,515,840
Total Common Stocks	218,459,257	-	-	218,459,257
Money Market Funds	20,752,982	-	-	20,752,982
Total Assets	$239,212,239	$-	$-	$239,212,239

Scharf Balanced Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,932,810	$-	$-	$3,932,810
Consumer Staples	2,813,287	-	-	2,813,287
Energy	2,082,957	-	-	2,082,957
Finance and Insurance	3,521,604	-	-	3,521,604
Healthcare	5,559,735	-	-	5,559,735
Information Technology	6,969,238	-	-	6,969,238
Manufacturing	2,493,638	-	-	2,493,638
Mining	592,357	-	-	592,357
Real Estate	1,059,450	-	-	1,059,450
Retail Trade	1,051,238	-	-	1,051,238
Telecommunications	1,424,620	-	-	1,424,620
Total Common Stocks	31,500,934	-	-	31,500,934
Preferred Stocks
Closed-End Funds	-	1,047,982	-	1,047,982
Finance and Insurance	944,593	-	-	944,593
Total Preferred Stocks	944,593	1,047,982	-	1,992,575

Royalty Trust
Mining	136,686	-	-	136,686
Total Royalty Trust	136,686	-	-	136,686
Fixed Income
Convertible Bonds	-	614,250	-	614,250
Corporate Bonds	-	471,635	-	471,635
Municipal Bonds	-	1,164,646	-	1,164,646
Total Fixed Income	-	2,250,531	-	2,250,531
Money Market Funds	9,739,199	-	-	9,739,199
Total Investments in Securities	$42,321,412	$3,298,513	$-	$45,619,925

Liabilities:
Options Written	$-	$48,600	$-	$48,600
Total Liabilities	$-	$48,600	$-	$48,600

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,570,713	$-	$-	$1,570,713
Consumer Staples	205,661	-	-	205,661
Energy	1,118,585	-	-	1,118,585
Finance and Insurance	961,745	-	-	961,745
Healthcare	2,004,382	-	-	2,004,382
Information Technology	3,387,148	-	-	3,387,148
Manufacturing	1,631,735	-	-	1,631,735
Mining	303,574	-	-	303,574
Telecommunications	1,240,990	-	-	1,240,990
Total Common Stocks	12,424,533	-	-	12,424,533
Money Market Funds	428,486	-	-	428,486
Total Assets	$12,853,019	$-	$-	$12,853,019

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2014.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Average Balance Information
The average monthly market values of written options during the period ended December 31, 2014, for the Scharf Fund was $32,808.

Transactions in written options contracts for the period ended December 31, 2014, are as follows:

Scharf Fund	Contracts	Premiums Received
Beginning balance	31	$46,594
Options exercised	(31)	(46,594)
Outstanding at December 31, 2014	0	$0

Average Balance Information
The average monthly market values of written options during the period ended December 31, 2014, for the Scharf Balanced Opportunity Fund was $41,800.

Transactions in written options contracts for the period ended December 31, 2014, are as follows:

Scharf Balanced Opportunity Fund	Contracts	Premiums Received
Beginning balance	40	$19,326
Outstanding at December 31, 2014	40	$19,326

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2014, was as follows*:

Scharf Fund

Cost of investments	$205,948,741

Gross unrealized appreciation	38,906,382
Gross unrealized depreciation	(5,642,884)
Net unrealized appreciation	$33,263,498

Scharf Balanced Opportunity Fund

Cost of investments	$40,461,140

Gross unrealized appreciation	6,131,577
Gross unrealized depreciation	(972,792)
Net unrealized appreciation	$5,158,785

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The Scharf Global Opportunity Fund commenced operations on October 14, 2014.  The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows**:

Scharf Global Opportunity Fund

Cost of investments	$12,332,122

Gross unrealized appreciation	832,891
Gross unrealized depreciation	(311,994)
Net unrealized appreciation	$520,897

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 2/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 2/27/2015

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 2/27/2015

* Print the name and title of each signing officer under his or her signature.